Employee Benefit Plan, Schedule, Asset Held for Investment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 620,362,391
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 7,494,265
EBP, Schedule of Asset Held for Investment

NEW CENTURY ENERGIES, INC. EMPLOYEES’ SAVINGS AND STOCK OWNERSHIP PLAN FOR BARGAINING UNIT EMPLOYEES AND FORMER NON-BARGAINING UNIT EMPLOYEES	Schedule 1
Schedule of Assets (Held at Year End)
As of Dec. 31, 2025

New Century Energies, Inc. Employee’s Saving and Stock Ownership Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees, EIN 41-0448030, Plan 005
Attachment to Form 5500, Schedule H, Part IV, Line 4(i)

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost	Current Value
*	Vanguard	Vanguard Institutional 500 Index Trust	**	$113,823,373
*	Vanguard	Vanguard PRIMECAP Fund Admiral Shares	**	100,988,756
*	Vanguard	Vanguard Developed Market Index Institutional Plus	**	50,660,870
*	Vanguard	Vanguard Mid-Cap Index Fund Institutional Plus Shares	**	40,691,529
*	Vanguard	Vanguard Institutional Total Bond Market Index Trust	**	35,152,755
*	Vanguard	Vanguard Target Retirement 2045 Trust Plus	**	29,610,485
*	Vanguard	Vanguard Federal Money Market	**	26,403,068
*	Vanguard	Vanguard Target Retirement 2050 Trust Plus	**	25,192,092
*	Vanguard	Vanguard Target Retirement 2040 Trust Plus	**	23,108,190
*	Vanguard	Vanguard Target Retirement 2035 Trust Plus	**	21,630,458
*	Vanguard	Vanguard Target Retirement 2030 Trust Plus	**	18,287,438
*	Vanguard	Vanguard Target Retirement 2055 Trust Plus	**	18,165,037
*	Vanguard	Vanguard Emerging Markets Stock Index Fund Institutional Shares	**	17,983,240
*	Vanguard	Vanguard Small Cap Index Fund Institutional Plus Shares	**	17,396,567
*	Vanguard	Vanguard Target Retirement 2025 Trust Plus	**	15,367,514
	BlackRock	BlackRock Total Return Bond Fund; Class M	**	11,815,799
*	Vanguard	Vanguard Target Retirement Income Trust Plus	**	11,742,749
*	Vanguard	Vanguard Target Retirement 2020 Trust Plus	**	11,389,156
***		Self-Directed Brokerage Fund	**	11,145,515
*	Vanguard	Vanguard Target Retirement 2060 Trust Plus	**	5,501,293
*	Vanguard	Vanguard Target Retirement 2065 Trust Plus	**	3,285,497
*	Vanguard	Vanguard Extended Market Index Trust	**	2,986,266
*	Vanguard	Vanguard Target Retirement 2070 Trust Plus	**	406,018
*	Vanguard	Vanguard Target Retirement Income and Growth Trust Plus	**	134,461
*		Notes Receivable from Participants, net of deemed distributions of $158,002 — Interest rates between 4.25% - 9.50% with maturities ranging from 2026 through 2040.	**	7,494,265
		Total Investments		$620,362,391

*		Party in Interest
**		Historical cost is not required for participant-directed funds.
***		$993,725 is invested in Vanguard managed securities.

NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 178,583,407
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 4,665,105
EBP, Schedule of Asset Held for Investment

NEW CENTURY ENERGIES, INC. EMPLOYEE INVESTMENT PLAN FOR BARGAINING UNIT EMPLOYEES AND FORMER NON-BARGAINING UNIT EMPLOYEES	Schedule 1
Schedule of Assets (Held at Year End)
As of Dec. 31, 2025

New Century Energies, Inc. Employee Investment Plan for Bargaining Unit Employees and Former Non-Bargaining Unit Employees, EIN 41-0448030, Plan 006
Attachment to Form 5500, Schedule H, Part IV, Line 4(i)

	Identity of Issue, Borrower,Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest,Collateral, and Par or Maturity Value	Cost	Current Value
*	Vanguard	Vanguard Institutional 500 Index Trust	**	$33,769,488
*	Vanguard	Vanguard Developed Markets Index Fund Institutional Plus Shares	**	16,676,691
*	Vanguard	Vanguard Mid-Cap Index Fund: Institutional Plus Shares	**	13,671,517
*	Vanguard	Vanguard Institutional Total Bond Market Index Trust	**	12,492,432
*	Vanguard	Vanguard PRIMECAP Fund Admiral Shares	**	11,882,076
*	Vanguard	Vanguard Target Retirement 2050 Trust Plus	**	9,835,891
*	Vanguard	Vanguard Target Retirement 2055 Trust Plus	**	8,577,337
*	Vanguard	Vanguard Target Retirement 2045 Trust Plus	**	8,176,151
*	Vanguard	Vanguard Target Retirement 2030 Trust Plus	**	7,946,507
*	Vanguard	Vanguard Target Retirement 2040 Trust Plus	**	6,256,782
*	Vanguard	Vanguard Emerging Markets Stock Index Fund: Institutional Shares	**	5,976,664
*	Vanguard	Vanguard Target Retirement 2035 Trust Plus	**	5,804,418
*	Vanguard	Vanguard Target Retirement 2060 Trust Plus	**	5,010,914
	BlackRock	BlackRock Total Return Bond Fund; Class M	**	4,833,864
*	Vanguard	Vanguard Small-Cap Index Fund: Institutional Plus Shares	**	4,486,204
*	Vanguard	Vanguard Federal Money Market Fund	**	4,000,150
*	Vanguard	Vanguard Target Retirement 2025 Trust Plus	**	3,534,152
***		Self-Directed Brokerage Fund	**	3,507,901
*	Vanguard	Vanguard Target Retirement 2020 Trust Plus	**	2,186,627
*	Vanguard	Vanguard Target Retirement Income Trust Plus	**	1,844,361
*	Vanguard	Vanguard Target Retirement 2065 Trust Plus	**	1,807,112
*	Vanguard	Vanguard Institutional Extended Market Index Trust	**	1,311,141
*	Vanguard	Vanguard Target Retirement 2070 Trust Plus	**	329,922
*		Notes Receivable from Participants, net of deemed distributions of $35,542 — Interest rates between 4.25% - 9.50% with maturities ranging from 2025 through 2038	**	4,665,105
		Total Investments		$178,583,407

*		Party in Interest
**		Historical cost is not required for participant-directed funds.
***		$60,994 is invested in Vanguard managed securities.

See accompanying report of the Independent Registered Public Accounting Firm

Vanguard Institutional 500 Index Trust | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 113,823,373
Vanguard Institutional 500 Index Trust | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,769,488
Vanguard Mid-Cap Index Fund Institutional Plus Shares | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	40,691,529
Vanguard Mid-Cap Index Fund Institutional Plus Shares | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,671,517
Vanguard PRIMECAP Fund Admiral Shares | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	100,988,756
Vanguard PRIMECAP Fund Admiral Shares | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,882,076
Vanguard Institutional Total Bond Market Index Trust | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	35,152,755
Vanguard Institutional Total Bond Market Index Trust | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,492,432
Vanguard Developed Market Index Institutional Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	50,660,870
Vanguard Developed Market Index Institutional Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,676,691
Vanguard Small Cap Index Fund Institutional Plus Shares | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,396,567
Vanguard Small Cap Index Fund Institutional Plus Shares | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,486,204
Vanguard Target Retirement 2045 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	29,610,485
Vanguard Target Retirement 2045 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,176,151
Vanguard Federal Money Market | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	26,403,068
Vanguard Federal Money Market | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,000,150
Vanguard Target Retirement 2050 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	25,192,092
Vanguard Target Retirement 2050 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,835,891
Vanguard Target Retirement 2030 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,287,438
Vanguard Target Retirement 2030 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,946,507
Vanguard Target Retirement 2035 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,630,458
Vanguard Target Retirement 2035 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,804,418
Vanguard Target Retirement 2040 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	23,108,190
Vanguard Target Retirement 2040 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,256,782
Vanguard Target Retirement 2025 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,165,037
Vanguard Target Retirement 2025 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,534,152
Self-Directed Brokerage Fund | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,145,515
Self-Directed Brokerage Fund | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,507,901
BlackRock Total Return Bond Fund; Class M | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,815,799
BlackRock Total Return Bond Fund; Class M | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,833,864
Vanguard Target Retirement 2055 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,577,337
Vanguard Emerging Markets Stock Index Fund Institutional Shares | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,983,240
Vanguard Emerging Markets Stock Index Fund Institutional Shares | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,976,664
Vanguard Target Retirement 2020 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,389,156
Vanguard Target Retirement 2020 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,186,627
Vanguard Target Retirement 2060 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,501,293
Vanguard Target Retirement 2060 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,010,914
Vanguard Target Retirement Income Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	15,367,514
Vanguard Target Retirement Income Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,844,361
Vanguard Target Retirement 2065 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,285,497
Vanguard Target Retirement 2065 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,807,112
Vanguard Institutional Extended Market Index Trust | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,986,266
Vanguard Institutional Extended Market Index Trust | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,311,141
Vanguard Target Retirement 2070 Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	406,018
Vanguard Target Retirement 2070 Trust Plus | NCE EIP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	329,922
Vanguard Target Retirement Income and Growth Trust Plus | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	134,461
Vanguard Value Index Fund Institutional Shares | NCE ESSOP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,742,749